Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2036
Amount Registered | shares	1,100,000,000
Maximum Aggregate Offering Price	$ 1,097,547,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,571.24
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.750% Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1. Federal Express Corporation, Federal Express Europe, Inc., Federal Express Holdings S.A., LLC, Federal Express International, Inc. and FedEx Office and Print Services, Inc., will fully and unconditionally guarantee the notes issued by FedEx Corporation. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.